Optima Strategic Credit Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2026 (Unaudited)

Principal Amount		Value
	U.S. GOVERNMENT — 80.4%
	U.S. Treasury Bills
$5,000,000	3.485%, 7/2/2026[1]	$4,984,995
20,000,000	3.615%, 7/16/2026[1,2]	19,909,625
15,000,000	3.580%, 8/27/2026[1,2]	14,869,590
	TOTAL U.S. GOVERNMENT
	(Cost $39,764,845)	39,764,210

Number of Shares
	SHORT-TERM INVESTMENTS — 15.6%
7,706,599	JPMorgan U.S. Government Money Market Fund - Class Premier, 3.22%[3]	7,706,599
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $7,706,599)	7,706,599
	TOTAL INVESTMENTS — 96.0%
	(Cost $47,471,444)	47,470,809
	Other Assets in Excess of Liabilities — 4.0%	1,998,046
	TOTAL NET ASSETS — 100.0%	$49,468,855

[1]The rate is the effective yield as of May 31, 2026.
[2]Fair value of this security exceeds 25% of the Fund's net assets.
[3]The rate is the annualized seven-day yield at period end.